Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	$ 1	$ 11	$ 23
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	12,402	12,228	12,285
Realized gains (losses) on derivative hedges	11,001	10,775	10,604
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(1,167)	(1,041)	(1,140)
Total securities gains (losses), net		3	9
Applicable income taxes	(2,097)	(2,087)	(2,032)
Net income	5,933	5,908	5,732
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(242)	(183)	(229)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	1	11	23
Other-than-temporary impairment recognized in earnings	(1)	(8)	(14)
Total securities gains (losses), net		3	9
Applicable income taxes		(1)	(4)
Net income		2	5
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	25	30	59
Applicable income taxes	(9)	(12)	(22)
Net income	16	18	37
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(195)	(186)	(192)
Applicable income taxes	75	71	74
Net income	(120)	(115)	(118)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(223)	(144)	(249)
Applicable income taxes	85	56	96
Net income	$ (138)	$ (88)	$ (153)